Effect of changes and other accounting matters on insurance assets and liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Effect of changes and other accounting matters on insurance
Insurance contract liabilities	£ 322,666	£ 328,172	£ 316,436
Asia insurance operations
Effect of changes and other accounting matters on insurance
Non-recurring items included in operating profit based on longer-term investment returns	94	75	67
UK and Europe insurance operations | UK and Europe with-profits sub-funds
Effect of changes and other accounting matters on insurance
Aggregate effect of assumption and other non-recurring changes	394	(58)	£ (78)
UK and Europe insurance operations | Shareholder annuity portfolio being sold to Rothesay Life
Effect of changes and other accounting matters on insurance
Insurance contract liabilities		£ 12,000
Profit from additional longevity reinsurance transactions	£ (508)
UK and Europe insurance operations | Shareholder-backed annuity
Effect of changes and other accounting matters on insurance
Credit risk allowance (as a percent)	0.40%	0.42%	0.43%
Credit risk allowance as percentage of bond spread over swap rates	22.00%	28.00%	26.00%
Reserves for credit risk allowance	£ 900	£ 1,600	£ 1,700
Net effect of changes to assumptions	437	173	16
Liabilities under additional longevity reinsurance transactions	0	600	5,400
Profit from additional longevity reinsurance transactions		31	197
Profits generated by other management actions	58,000	245	£ 135
UK and Europe insurance operations | Shareholder-backed annuity | Annuitant mortality assumptions
Effect of changes and other accounting matters on insurance
Net effect of changes to assumptions	£ 441	£ 204